Derivatives (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	11,706,591	82,161	142,055	2,738	144,793	133,910	75	133,985
Interest rate	17,316,173	406,109	209,794	4,790	214,584	212,980	4,930	217,910
Equities	768,732	—	17,116	—	17,116	20,643	—	20,643
Credit	143,136	—	1,756	—	1,756	1,769	—	1,769
Commodity and other	118,180	—	3,134	—	3,134	2,887	—	2,887
Gross total fair values	30,052,812	488,270	373,855	7,528	381,383	372,189	5,005	377,194
Offset (Note 31)					(112,746)			(112,746)
At 31 Dec 2024	30,052,812	488,270	373,855	7,528	268,637	372,189	5,005	264,448

Foreign exchange	9,463,768	63,547	99,014	935	99,949	99,949	780	100,729
Interest rate	14,853,397	361,312	223,534	5,119	228,653	225,443	4,080	229,523
Equities	677,149	—	14,427	—	14,427	17,603	—	17,603
Credit	153,606	—	1,351	—	1,351	1,861	—	1,861
Commodity and other	90,007	—	1,820	—	1,820	1,542	—	1,542
Gross total fair values	25,237,927	424,859	340,146	6,054	346,200	346,398	4,860	351,258
Offset (Note 31)					(116,486)			(116,486)
At 31 Dec 2023	25,237,927	424,859	340,146	6,054	229,714	346,398	4,860	234,772

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	51,437	—	796	—	796	1,015	—	1,015
Interest rate	30,535	90,074	1,544	714	2,258	487	3,838	4,325
At 31 Dec 2024	81,972	90,074	2,340	714	3,054	1,502	3,838	5,340

Foreign exchange	66,711	—	486	—	486	1,705	—	1,705
Interest rate	33,480	92,268	1,730	1,128	2,858	747	3,638	4,385
At 31 Dec 2023	100,191	92,268	2,216	1,128	3,344	2,452	3,638	6,090

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,2]	Assets	Liabilities	Balance sheet presentation	Change in fair value[3]
Hedged risk	$m	$m	$m		$m
Interest rate[4]	190,332	4,180	4,411	Derivatives	(449)
At 31 Dec 2024	190,332	4,180	4,411		(449)

Interest rate[4]	172,985	3,729	2,965	Derivatives	(1,043)
At 31 Dec 2023	172,985	3,729	2,965		(1,043)
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2The notional amount of non-dynamic fair value hedges is equal to $71,916m (2023: $62,480m), of which the weighted-average maturity date is March 2031 and the weighted-average swap rate is 3.24% (2023: 3.04%).
3Used in effectiveness testing, which uses the full fair value change of the hedging instrument not excluding any component.
4The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	93,055		(2,701)		Financial investments - measured at fair value through other comprehensive income	(728)	(8)	Net income from financial instruments held for trading or managed on a fair value basis
	492		11		Financial investments - measured at amortised cost	(14)
	13,915		(104)	—	Loans and advances to customers	16
	—		—		Reverse repurchase agreements – non- trading	—
		72,576		(1,800)	Debt securities in issue	1,110
		207		—	Customer accounts	—
		1,205		(266)	Subordinated liabilities	57
At 31 Dec 2024	107,462	73,988	(2,794)	(2,066)		441	(8)

HSBC hedged item by hedged risk (continued)
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	82,321		(2,282)		Financial investments - measured at fair value through other comprehensive income	2,053	5	Net income from financial instruments held for trading or managed on a fair value basis
	514		32		Financial investments - measured at amortised cost	32
	4,701		(18)		Loans and advances to customers	122
	—		—		Reverse repurchase agreements – non-trading	15
		64,269		(2,147)	Debt securities in issue	(1,179)
		—		—	Deposits by banks	—
		—		—	Subordinated liabilities	5
At 31 Dec 2023	87,536	64,269	(2,268)	(2,147)		1,048	5
1The accumulated amount of fair value hedge adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $311m (2023: $136m) for FVOCI assets and liabilities of $745m (2023: $1,256m) for debt issued.
2Used in effectiveness testing, which comprise an amount attributable to the designated hedged risk that can be a risk component.
3The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,2]	Assets	Liabilities	Balance sheet presentation	Change in fair value[3]
Hedged risk	$m	$m	$m		$m
Interest rate[4]	90,074	714	3,838	Derivatives	(1,103)
At 31 Dec 2024	90,074	714	3,838		(1,103)

Interest rate[4]	92,268	1,128	3,638	Derivatives	1,426
At 31 Dec 2023	92,268	1,128	3,638		1,426
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2The notional amount of non-dynamic fair value hedges is equal to $90,074m (2023: $92,268m), of which the weighted-average maturity date is May 2030 and the weighted-average swap rate is 2.78% (2023: 2.46%). The majority of these hedges are internal to the Group.
3Used in effectiveness testing, comprising the full fair value change of the hedging instrument not excluding any component.
4The hedged risk ‘interest rate’ includes foreign exchange risk.

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[1]			Change in fair value[2]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]		78,402		(2,423)	Debt securities in issue	861	(9)	Net income from financial instruments held for trading or managed on a fair value basis
	7,769		(244)		Loans and advances to banks	233
At 31 Dec 2024	7,769	78,402	(244)	(2,423)		1,094	(9)

Interest rate[3]		80,889		(2,971)	Debt securities in issue	(1,716)	29	Net income from financial instruments held for trading or managed on a fair value basis
	7,772		(490)		Loans and advances to banks	319
At 31 Dec 2023	7,772	80,889	(490)	(2,971)		(1,397)	29
1The accumulated amount of fair value hedge adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $1,216m (2023: $1,299m) for debt issued.
2Used in effectiveness testing, comprising amount attributable to the designated hedged risk that can be a risk component.
3The hedged risk ‘interest rate’ includes foreign exchange risk.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	47,194	2,088	68	Derivatives	2,451	2,451	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	215,777	619	519	Derivatives	(2,954)	(2,964)	10
At 31 Dec 2024	262,971	2,707	587		(503)	(513)	10

Foreign currency	29,772	935	257	Derivatives	977	977	—	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	188,327	1,390	1,116	Derivatives	1,542	1,512	30
At 31 Dec 2023	218,099	2,325	1,373		2,519	2,489	30
1The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date. They do not represent amounts at risk.
2Used in effectiveness testing, comprising the full fair value change of the hedging instrument not excluding any component.
3Used in effectiveness assessment, comprising amount attributable to the designated hedged risk that can be a risk component.

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2024	(901)	(132)
Fair value gains/(losses)	(2,964)	2,451
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss[1]	2,529	(2,430)
Income taxes	81	1
Others	199	87
Cash flow hedging reserve at 31 Dec 2024	(1,056)	(23)

Cash flow hedging reserve at 1 Jan 2023	(3,387)	(421)
Fair value gains/(losses)	1,512	977
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss[1]	2,196	(718)
Income taxes	(937)	(29)
Others	(285)	59
Cash flow hedging reserve at 31 Dec 2023	(901)	(132)
1Hedged items that have affected profit or loss are primarily recorded within interest income.

Hedges of net investment in foreign operations
	Carrying amount		Nominal amount	Amounts recognised in OCI[1]	Change in fair value[2]	Hedge ineffectiveness recognised in income statement
	Derivative assets	Derivative liabilities
Description of hedged risk	$m	$m	$m	$m	$m	$m
2024
Pound sterling-denominated structural foreign exchange	397	(1)	15,407	833	229	—
Swiss franc-denominated structural foreign exchange	10	—	556	89	40	—
Hong Kong dollar-denominated structural foreign exchange	1	(3)	5,844	(27)	(26)	—
Other structural foreign exchange[3]	242	(3)	13,160	907	499	—
Total	650	(7)	34,967	1,803	742	—
2023
Pound sterling-denominated structural foreign exchange		(404)	16,415	604	(843)	—
Swiss franc-denominated structural foreign exchange		(23)	526	49	(62)	—
Hong Kong dollar-denominated structural foreign exchange		—	5,792	—	2	—
Other structural foreign exchange[3]		(96)	11,042	477	102	—
Total	—	(523)	33,775	1,130	(801)	—
1Amount recognised in OCI for Swiss franc includes $110m (2023: $110m) related to de-designated hedge.
2Used in effectiveness assessment, comprising amount attributable to the designated hedged risk that can be a risk component.
3Other currencies include Euro, New Taiwan dollar, Singapore dollar, Canadian dollar, Omani rial, South Korean won, UAE dirham, Indian rupee, Chinese renminbi, Kuwaiti dinar, Qatari riyal, Saudi riyal, Indonesian rupiah, Thai baht and Philippine peso.